Financial Liability - Schedule of Financial Liability (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liability [Abstract]
Warrants at fair value	$ 5,140,921	$ 1,075,808